Schedule of Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities included:
Cash payments for interest	$ 103,350	$ 85,222	$ 67,529
Interest capitalized	(4,437)	(2,379)	(2,036)
Cash payments for interest, net of amounts capitalized	98,913	82,843	65,493
Cash (receipts) payments for income taxes	255	179	(21)
Non-cash investing activities included:
Asset retirement costs capitalized	1,079	2,522	1,488
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	24,280	(14,667)	25,773
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan		$ 2,640